EXPENSES BY NATURE	9 Months Ended
Sep. 30, 2022
EXPENSES BY NATURE

11. EXPENSES BY NATURE

(a) Cost of sales consists of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2022	2021	2022	2021
	$	$	$	$
Direct mining and milling costs (1)	4,716	5,992	15,900	18,386
Write-down (recovery) of materials and supplies	-	-	532	(24)
Changes in inventories (2)	(137)	(425)	100	(829)
Depletion and amortization	1,153	1,809	6,370	5,372
Cost of sales	5,732	7,376	22,902	22,905

(1)	Direct mining and milling costs include personnel, administrative, fuel, electricity, supplies, transport, maintenance and repair costs.

(2)	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).

(b) Administrative expenses consist of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2022	2021	2022	2021
	$	$	$	$
Office and overhead	567	517	1,584	1,742
Salaries and wages	355	395	1,051	1,537
Corporate development and legal	107	115	351	227
Public company costs	51	40	118	156
Administrative expenses	1,080	1,067	3,104	3,662

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

(c) Other expenses (income) consist of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2022	2021	2022	2021
	$	$	$	$

Fair value loss (gain) on marketable securities	8	(2)	67	696
Fair value loss on purchase warrants	5	14	44	120

Gain on disposal of property, plant and equipment	(137)	-	(253)	-
Unrealized foreign exchange loss (gain)	343	(53)	(160)	219
Realized foreign exchange (gain) loss	(43)	22	(54)	(134)
Interest and other	71	70	162	55
Insurance proceeds received	-	-	(592)	-
Management fee income (Note 5)	-	(45)	-	(112)
Other expenses (income)	247	6	(786)	844